Financial Risk Management Objectives and Policies (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Long term borrowings		$ 5,051,910	$ 2,078,570
Foreign currency transactions	$ 3,013,604	$ 28,097
Three Customers [member]
IfrsStatementLineItems [Line Items]
Concentration risk percentage	50.50%	60.70%
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Long term borrowings	$ 6,472,137	$ 6,030,484	$ 3,584,887